Related Party Transaction and Balance (Details) - Schedule of nature of relationships with related parties	12 Months Ended
Mar. 31, 2023
Zhong Yang Holdings Limited [Member]
Related Party Transaction and Balance (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization on March 26, 2020
Sunx Global Limited [Member]
Related Party Transaction and Balance (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Predecessor Parent Company owns 95% of Sunx Global Limited
Mr. Huaixi Yang [Member]
Related Party Transaction and Balance (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
WSYQR Limited [Member]
Related Party Transaction and Balance (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Huaixi Yang